CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Net cash provided by (used in) operating activities	¥ 120,167	$ 18,106	¥ (47,905)	¥ (52,189)
Net cash provided by (used in) financing activities	47,008	7,083	(48,816)	(9,466)
Net increase (decrease) in cash and cash equivalents	43,620	6,572	7,392	(22,364)
Cash and cash equivalents, beginning of year	3,575	8,213	66,025	46,268
Effect of exchange rate changes on cash and cash equivalents	(7,644)	(1,152)	(4,124)	(2,607)
Cash and cash equivalents, end of the year	3,245	489	3,575	66,025
Parent Company [Member]
Net cash provided by (used in) operating activities	20,456	3,082	(20,009)	(7,242)
Net cash provided by (used in) financing activities	(13,376)	(2,015)	14,881	3,255
Net increase (decrease) in cash and cash equivalents	7,080	1,067	(5,128)	(3,987)
Cash and cash equivalents, beginning of year	581	88	341	671
Effect of exchange rate changes on cash and cash equivalents	(7,644)	(1,152)	5,368	3,657
Cash and cash equivalents, end of the year	¥ 17	$ 3	¥ 581	¥ 341